Shareholder Report		6 Months Ended	12 Months Ended
		Mar. 31, 2026 USD ($) Holding	Sep. 30, 2025
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		Vanguard Horizon Funds
Entity Central Index Key		0000932471
Entity Investment Company Type		N-1A
Document Period End Date		Mar. 31, 2026
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
C000007112
Shareholder Report [Line Items]
Fund Name		Strategic Equity Fund
Class Name		Investor Shares
Trading Symbol		VSEQX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Strategic Equity Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 9
Expense Ratio, Percent	[1]	0.17%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 10,119,000,000
Holdings Count | Holding		610
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$10,119
Number of Portfolio Holdings	610
Portfolio Turnover Rate	30%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	3.6%
Consumer Discretionary	10.0%
Consumer Staples	3.6%
Energy	4.9%
Financials	15.3%
Health Care	10.7%
Industrials	18.7%
Information Technology	14.4%
Materials	5.7%
Real Estate	6.7%
Utilities	5.5%
Other Assets and Liabilities—Net	0.9%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007113
Shareholder Report [Line Items]
Fund Name		Capital Opportunity Fund
Class Name		Investor Shares
Trading Symbol		VHCOX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Capital Opportunity Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 20
Expense Ratio, Percent	[2]	0.40%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 24,618,000,000
Holdings Count | Holding		190
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$24,618
Number of Portfolio Holdings	190
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	6.5%
Consumer Discretionary	10.4%
Consumer Staples	0.9%
Energy	2.2%
Financials	8.3%
Health Care	25.0%
Industrials	12.1%
Information Technology	31.3%
Materials	0.4%
Real Estate	0.1%
Other Assets and Liabilities—Net	2.8%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007114
Shareholder Report [Line Items]
Fund Name		Capital Opportunity Fund
Class Name		Admiral™ Shares
Trading Symbol		VHCAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Capital Opportunity Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$16	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 16
Expense Ratio, Percent	[3]	0.32%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 24,618,000,000
Holdings Count | Holding		190
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$24,618
Number of Portfolio Holdings	190
Portfolio Turnover Rate	5%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	6.5%
Consumer Discretionary	10.4%
Consumer Staples	0.9%
Energy	2.2%
Financials	8.3%
Health Care	25.0%
Industrials	12.1%
Information Technology	31.3%
Materials	0.4%
Real Estate	0.1%
Other Assets and Liabilities—Net	2.8%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007115
Shareholder Report [Line Items]
Fund Name		Global Equity Fund
Class Name		Investor Shares
Trading Symbol		VHGEX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Global Equity Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.39%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 19
Expense Ratio, Percent	[4]	0.39%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 7,000,000,000
Holdings Count | Holding		182
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$7,000
Number of Portfolio Holdings	182
Portfolio Turnover Rate	24%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Asia	15.3%
Europe	17.0%
North America	60.6%
Other	0.4%
South America	3.0%
Other Assets and Liabilities—Net	3.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000033747
Shareholder Report [Line Items]
Fund Name		Strategic Small-Cap Equity Fund
Class Name		Investor Shares
Trading Symbol		VSTCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Vanguard Strategic Small-Cap Equity Fund (the "Fund") for the period of October 1, 2025, to March 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$11	0.21%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 11
Expense Ratio, Percent	[5]	0.21%
Material Change Date			Sep. 30, 2025
AssetsNet		$ 2,453,000,000
Holdings Count | Holding		635
InvestmentCompanyPortfolioTurnover		30.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of March 31, 2026)

Table Summary
Fund Net Assets (in millions)	$2,453
Number of Portfolio Holdings	635
Portfolio Turnover Rate	30%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of March 31, 2026)

Table Summary
Communication Services	2.4%
Consumer Discretionary	10.7%
Consumer Staples	2.5%
Energy	6.0%
Financials	18.3%
Health Care	13.6%
Industrials	18.3%
Information Technology	12.9%
Materials	5.1%
Real Estate	6.5%
Utilities	3.0%
Other Assets and Liabilities—Net	0.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Adviser [Text Block]		Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since September 30, 2025. For more complete information, you may review the Fund’s prospectus, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.